Long-Term Investment	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

8. LONG-TERM INVESTMENT

	As of March 31, 2024		As of September 30, 2023
	$	Interest %	$	Interest %
Equity method investment
Ishiyama Real Estate Co. Ltd.	55,165	25.00%	55,826	25.00%
Less: impairment loss allowance	(55,165)		(55,826)
Equity method investment, net	—		—

On September 14, 2021, EXTEND established Ishiyama Real Estate Co. Ltd. (“Ishiyama”) with other investors and obtained a 25% of equity interest in Ishiyama with an initial investment of JPY20,000,000, or $182,382. The initial investment was fully paid on November 24, 2021.

In June 2023, EXTEND and other shareholders of Ishiyama decided to cease the operation and withdrew each of their own initial investment in proportion. As of March 31, 2024, EXTEND has withdrawn JPY13,000,000, or $93,574. The impairment loss was $55,165 and $55,826 for the six months ended March 31, 2024 and for the year ended September 30, 2023, respectively.

The Group applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income/(loss) after the date of initial measurement. For the six months ended March 31, 2024 and for the year ended September 30, 2023, the Group recognized its proportionate share of the equity investee’s net income into (loss)/earnings in the amount of nil and $2,119, respectively. There is no difference between the carrying amount and the proportional net assets of the investee as of March 31, 2024 and September 30, 2023.

8. LONG-TERM INVESTMENT

	As of September 30, 2023		As of September 30, 2022
	$	Interest %	$	Interest %
Equity method investment
Ishiyama Real Estate Co. Ltd.	55,826	25.00%	145,447	25.00%
Less: impairment loss allowance	(55,826)		—
Equity method investment, net	—		145,447

On September 14, 2021, EXTEND established Ishiyama Real Estate Co. Ltd. (“Ishiyama”) with other investors and obtained a 25% of equity interest in Ishiyama with an initial investment of JPY20,000,000, or $182,382. The initial investment was fully paid on November 24, 2021.

In June 2023, EXTEND and other shareholders of Ishiyama decided to cease the operation and retrieve each of their own initial investment in proportion. As of September 30, 2023, EXTEND has withdrew JPY13,000,000, or $93,574. The impairment loss was $55,826 and nil for the years ended September 30, 2023 and 2022, respectively.

The Group applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income/(loss) after the date of initial measurement. For the years ended September 30, 2023, 2022 and 2021, the Group recognized its proportionate share of the equity investee’s net income into (loss)/earnings in the amount of $2,119, $8,402 and nil, respectively. There is no difference between the carrying amount and the proportional net assets of the investee as of September 30, 2023 and 2022.